Common, subordinated and preferred units (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Common, Subordinated and Preferred Units [Table Text Block]
The following table shows the movements in the number of common units, subordinated units and preferred units during the years ended December 31, 2017, 2016 and 2015:

(in units)	Common Units Public	Common Units Höegh LNG	Subordinated Units	8.75% Series A Preferred Units

December 31, 2014	11,040,000	2,116,060	13,156,060	—
December 31, 2015	11,040,000	2,116,060	13,156,060	—
June 3, 2016; Awards to non-employee directors as compensation for directors' fees	10,650	—	—	—
December 7, 2016; December 2016 Offering	6,000,000	—	—	—
December 16, 2016; Option Exercises	588,389	—	—	—
December 31, 2016	17,639,039	2,116,060	13,156,060	—
May 22, 2017: Awards to non-employee directors as compensation for directors' fees	9,805	—	—	—
October 5, 2017: Series A preferred units offering	—	—	—	4,600,000
December 31, 2017	17,648,844	2,116,060	13,156,060	4,600,000